Leases (Details Narrative)	12 Months Ended
Dec. 31, 2023 EUR (€)
Notes and other explanatory information [abstract]
New lease agreement	5 years
Lease Payments totaling	€ 943,836
Information about lessee's exposure arising from extension options and termination options	After the initial
[custom:LeaseTerm]	5 years